Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash	¥ 57,187	$ 8,875	¥ 97,807
Restricted cash	2,314	359	5,948
Short-term investments	197,594	30,666	201,578
Accounts receivable, net	468,159	72,657	381,248
Prepayments and other current assets	70,549	10,949	45,462
Amounts due from related parties	0	0	2,940
Total current assets	795,803	123,506	734,983
Non-current assets:
Property and equipment, net	16,144	2,506	23,390
Intangible assets, net	129,382	20,080	111,990
Long-term investments	6,105	947	1,065
Right-of-use assets, net	8,302	1,288	32,534
Goodwill	118,724	18,426	118,724
Deferred tax assets	14,548	2,258	2,370
Other non-current assets	142,168	22,064	105,501
Total non-current assets	435,373	67,569	395,574
Total assets	1,231,176	191,075	1,130,557
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB462,536 and RMB674,683 (US$104,709) as of December 31, 2020 and September 30,2021, respectively):
Accounts payable	303,965	47,175	268,939
Short-term lease liabilities	5,339	829	17,707
Accrued expenses and other current liabilities	149,176	23,150	105,744
Short-term debt	140,574	21,817	73,837
Amounts due to related parties	18,887	2,931	0
Total current liabilities	617,941	95,902	466,227
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB61,499 and RMB51,111 (US$7,932) as of December 31, 2020 and September 30,2021, respectively):
Deferred tax liabilities	0	0	727
Long-term debt	420	65	5,135
Long-term lease liabilities	1,695	263	14,623
Other non-current liabilities	48,996	7,604	41,014
Total non-current liabilities	51,111	7,932	61,499
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB462,536 and RMB674,683 (US$104,709) as of December 31, 2020 and September 30,2021, respectively):	669,052	103,834	527,726
Commitments and contingencies
Shareholders' equity:
Ordinary shares	36	6	36
Additional paid-in capital	1,842,521	285,955	1,779,923
Accumulated deficit	(1,295,382)	(201,040)	(1,208,827)
Accumulated other comprehensive loss	(16,931)	(2,628)	(14,843)
Total Quhuo Limited shareholders' equity	530,244	82,293	556,289
Non-controlling interests	31,880	4,948	46,542
Total shareholders' equity	562,124	87,241	602,831
Total liabilities and shareholders' equity	¥ 1,231,176	$ 191,075	¥ 1,130,557